N-2 - $ / shares shares in Billions	Apr. 18, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Securities Act File Number	814-01471
Document Type	8-K
Entity Registrant Name	OAKTREE STRATEGIC CREDIT FUND
Entity Address, Address Line One	333 S. Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	5.0
Class I Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 23.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Common Shares
Class D Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		23.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Common Shares
Class S Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 23.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S Common Shares